Annual Fund Operating Expenses	Mar. 31, 2022
Optimum Large Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.29%
Total annual fund operating expenses	1.22%
Fee waivers and expense reimbursements	none	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.22%
Optimum Large Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual fund operating expenses	1.97%
Fee waivers and expense reimbursements	none	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.97%
Optimum Large Cap Growth Fund | Institutional Class
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	none	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.97%
Optimum Large Cap Value Fund | Class A
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.30%
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.18%
Optimum Large Cap Value Fund | Class C
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual fund operating expenses	1.93%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.93%
Optimum Large Cap Value Fund | Insitutional Class
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.93%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.93%
Optimum Small-Mid Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual fund operating expenses	1.57%
Fee waivers and expense reimbursements	(0.01%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.56%
Optimum Small-Mid Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual fund operating expenses	2.32%
Fee waivers and expense reimbursements	(0.01%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.31%
Optimum Small-Mid Cap Growth Fund | Institutional Class
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	none
Other expenses	0.33%
Total annual fund operating expenses	1.32%
Fee waivers and expense reimbursements	(0.01%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.31%
Optimum Small-Mid Cap Value Fund | Class A
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.31%
Total annual fund operating expenses	1.46%
Fee waivers and expense reimbursements	none	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.46%
Optimum Small-Mid Cap Value Fund | Class C
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.31%
Total annual fund operating expenses	2.21%
Fee waivers and expense reimbursements	none	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.21%
Optimum Small-Mid Cap Value Fund | Institutional Class
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	1.21%
Fee waivers and expense reimbursements	none	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.21%
Optimum International Fund | Class A
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.38%
Total annual fund operating expenses	1.36%
Fee waivers and expense reimbursements	(0.02%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.34%
Optimum International Fund | Class C
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.38%
Total annual fund operating expenses	2.11%
Fee waivers and expense reimbursements	(0.02%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.09%
Optimum International Fund | Institutional Class
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	none
Other expenses	0.38%
Total annual fund operating expenses	1.11%
Fee waivers and expense reimbursements	(0.02%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.09%
Optimum Fixed Income Fund | Class A
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.31%
Total annual fund operating expenses	1.05%
Fee waivers and expense reimbursements	none	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Optimum Fixed Income Fund | Class C
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.31%
Total annual fund operating expenses	1.80%
Fee waivers and expense reimbursements	none	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.80%
Optimum Fixed Income Fund | Institutional Class
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	0.80%
Fee waivers and expense reimbursements	none	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.96% of the Fund’s average daily net assets from July 29, 2022 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92% of the Fund’s average daily net assets from July 29, 2022 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.29% of the Fund’s average daily net assets from July 29, 2022 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[4]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% of the Fund’s average daily net assets from July 29, 2022 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.09% of the Fund’s average daily net assets from July 29, 2022 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[6]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.83% of the Fund’s average daily net assets from July 29, 2022 through July 29, 2023 . These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.